Shareholders' equity and reserves (Details - Stock options outstanding and exercisable) - Stock Options [Member]	9 Months Ended
	Sep. 30, 2026 shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Options outstanding	3,007,576	806,061	528,283
Options exercisable	3,007,576
Weighted average exercise price | $ / shares	$ 0.43
Weighted average remaining life	9 years 4 months 9 days
Exercise Price $0.89 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	25,253
Options exercisable	25,253
Weighted average exercise price | $ / shares	$ 0.89
Expiry date	Jan. 16, 2028
Weighted average remaining life	1 year 3 months 18 days
Exercise Price $0.79 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	73,737
Options exercisable	73,737
Weighted average exercise price | $ / shares	$ 0.79
Expiry date	Aug. 24, 2032
Weighted average remaining life	5 years 10 months 24 days
Exercise Price $0.79 One [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	176,768
Options exercisable	176,768
Weighted average exercise price | $ / shares	$ 0.79
Expiry date	Oct. 12, 2032
Weighted average remaining life	6 years 14 days
Exercise Price $0.50 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	277,778
Options exercisable	277,778
Weighted average exercise price | $ / shares	$ 0.50
Expiry date	Jun. 12, 2035
Weighted average remaining life	8 years 8 months 12 days
Exercise Price $0.59 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	204,040
Options exercisable	204,040
Weighted average exercise price | $ / shares	$ 0.59
Expiry date	Mar. 19, 2036
Weighted average remaining life	9 years 5 months 19 days
Exercise Price $0.49 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	250,000
Options exercisable	250,000
Weighted average exercise price | $ / shares	$ 0.49
Expiry date	Apr. 16, 2036
Weighted average remaining life	9 years 6 months 18 days
Exercise Price $0.34 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	2,000,000
Options exercisable	2,000,000
Weighted average exercise price | $ / shares	$ 0.34
Expiry date	Sep. 07, 2036
Weighted average remaining life	9 years 11 months 12 days